Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - Lease Commitments [Member]	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	$ 6,314
2-5 years	4,735
Total	$ 11,049